Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Consulting Fees and Salaries	$264,208	$474,185

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Consulting fees, wages and bonus	$1,400,278	$1,104,075